Warrants (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Stock value issued for exercise of warrants			1,000,000
Fair value of option contingent warrants			$ 1,600		$ 1,600
Derivative warrant liability			20,400
Change in fair value of warrants			$ 2,279	$ 0	$ 1,389
Exercise Warrants
Class of Stock [Line Items]
Class A Warrants		34,000,000			34,000,000
Warrant expiration period		10 years			10 years
Maximum
Class of Stock [Line Items]
Warrant exercise price per share			$ 15
Minimum
Class of Stock [Line Items]
Warrant exercise price per share			$ 10
Hoya Intermediate, LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants	1,000,000	1,000,000			1,000,000
Derivative warrant liability		$ 20,400			$ 20,400
Change in fair value of warrants		$ 100
Hoya Intermediate, LLC | Hoya Intermediate Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		3,000,000			3,000,000
Warrant exercise price per share		$ 10			$ 10
Hoya Intermediate, LLC | Maximum
Class of Stock [Line Items]
Warrant exercise price per share	$ 15
Hoya Intermediate, LLC | Maximum | $15 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		15			15
Hoya Intermediate, LLC | Minimum
Class of Stock [Line Items]
Warrant exercise price per share	$ 10
Hoya Intermediate, LLC | Minimum | $10 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 10			$ 10
Public Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants			3,000,000
Warrant exercise price per share			$ 10
Public Warrants | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants		5,166,666			5,166,666
Warrants Exercisable Period1					30 days
Warrant expiration period		5 years			5 years
Value of Common Stock Exceeded		$ 18			$ 18
Redemption price per share for warrant					$ 0.01
Derivative warrant liability		$ 1,300			$ 1,300
Public Warrants | Hoya Intermediate, LLC
Class of Stock [Line Items]
Stock value issued for exercise of warrants	3,000,000
Warrant exercise price per share	$ 10
Class A Common Stock
Class of Stock [Line Items]
Stock issued during period, shares	29,431,260				2,143,438
Stock value issued for exercise of warrants	6,519,791
Warrant exercise price per share	$ 11.5
Class A Common Stock | Class A Private Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		6,519,791			6,519,791
Class A Common Stock | Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		34,000,000			34,000,000
Class A Common Stock | $15 Exercise Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 15			$ 15
Class A Common Stock | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock issued during period, shares	50,000
Warrant exercise price per share	$ 10
Class A Common Stock | Horizon Sponsor LLC | $10 Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		17,000,000			17,000,000
Warrant exercise price per share		$ 10			$ 10
Class A Common Stock | Horizon Sponsor LLC | $15 Exercise Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants		17,000,000			17,000,000
Class A Common Stock | Hoya Intermediate, LLC | Hoya Intermediate Warrants
Class of Stock [Line Items]
Warrant exercise price per share		$ 15			$ 15
Class A Common Stock | Public Warrants
Class of Stock [Line Items]
Stock value issued for exercise of warrants	18,132,776
Warrant exercise price per share	$ 11.5
Class A Common Stock | Public Warrants | Horizon Sponsor LLC
Class of Stock [Line Items]
Stock issued during period, shares					18,132,776
Stock value issued for exercise of warrants	17,000,000	18,132,776			18,132,776
Warrant exercise price per share		$ 11.5			$ 11.5
Class A Warrants		18,132,776			18,132,776
Number of Trading Days					20 days
Stock Price		$ 18			$ 18
Class A Common Stock | Public Warrants | Horizon Sponsor LLC | Class A Private Warrants
Class of Stock [Line Items]
Class A Warrants		6,519,791			6,519,791
Class A Common Stock | Private Warrants | Horizon Sponsor LLC | Class A Private Warrants
Class of Stock [Line Items]
Stock issued during period, shares					6,519,791
Warrant exercise price per share		$ 11.5			$ 11.5